Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense benefit	$ 0	$ 0	$ 0	$ 0
Description of change of ownership position			An ownership change is defined as a cumulative change of 50% or more in the ownership positions of certain stockholders during a rolling three-year period.
Operating loss carryforwards, valuation allowance			$ 14,600
Research and development expenses			36,200
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforward, amount			$ 2,900
Tax credit expiration year			2039 years
Development [Member]
Income Taxes [Line Items]
Tax credit carryforward, amount			$ 1,900
Tax credit expiration year			2034 years
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards			$ 43,600
Amortization term of research and development activities				15 years
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards			$ 35,300
Operating loss carryforwards expiration year			2039 years
UNITED STATES
Income Taxes [Line Items]
Amortization term of research and development activities				5 years